MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.07 - Schedule 7

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	44879	Loan Type	Conventional	Non-QM	Tape reflects Conventional--Review considered Non QM based on lender guideline and documentation type.
XXX	44879	ARM Index	None	1 Year US Treasury Constant Maturity (weekly)	Tape value 1-Year US Tres Constant Maturity. Review per Note (p440) 1 Year US Treasury Constant Maturity (weekly)
XXX	44879	Citadel Credit Grade	ODF +	ODF	Tape reflects loan was approved as ODF+, Per the loan Approval and underwriting worksheet loan as approved as ODF DSCR +.